PREPAIDS AND DEPOSITS (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF PREPAID EXPENSES AND DEPOSITS

As at	June 30, 2025	December 31, 2024
Insurance	$68,518	$370,609
Prepaid other	124,333	112,439
Deposits	1,131,678	241,465
	$1,324,529	$724,513

Deposits consist of amounts required to be pre-paid in order for vendors to manufacture or supply goods.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Six Months Ended June 30, 2025

Expressed in Canadian Dollars (unaudited)